Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$1,515,000,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$7,603,700,000

Total Covered Bond Outstanding			$9,118,700,000

Total Outstanding OSFI Covered Bond Limit			22,634,480,000

Weighted average maturity of Outstanding Covered Bonds (months)			54.18
Weighted average remaining term of Loans in Cover Pool (months)			25.86

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of CBL1. The Coupon Rate specified for CBL1 applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of CBL1 is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms dated 2 May 2014.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA	Bank of Montreal
Provider
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - October 2014	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A (high)
IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:
	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:         Nil

BMO Covered Bond Program	Monthly Investor Report - October 2014	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$1,515,000,000

A (1) = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$5,927,640,991		A (i)		6,339,722,985
B = Principal receipts not applied	-		A (ii)		5,927,640,991
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-
Total: A + B + C + D + E - F	$5,927,640,991

Asset Coverage Test Pass/Fail	Pass

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Valuation Calculation

Trading Value of Covered Bonds	$1,555,980,750

A = Lesser of i) Present value of outstanding loan balance of Performing	6,384,883,932
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		6,384,883,932
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		11,056,019,985
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$6,384,883,932

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.87%
(2) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$1,620,412,341
Demand Loan	4,998,847,059

Total	$6,619,259,400

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
October 31, 2014	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	277,508,864	232,090,414
Proceeds for sale of Loans
Revenue Receipts	17,005,019	20,098,951
Swap Receipts	3,909,497	5,630,936
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(10,075,198)	(10,809,085)
Intercompany Loan principal	(228,104,000)	(272,457,000)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(106)	(102)
Profit Distribution to Partners	-	-

Net inflows/(outflows)	60,244,076	(25,445,886)

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	6,625,731,294
Aggregate Outstanding Balance	$6,342,041,481
Number of Loans	32,349
Average Loan Size	$196,051
Number of Primary Borrowers	31,582
Number of Properties	32,349
	Original (2)		Indexed (1)
Weighted Average Current Loan to Value (LTV)	61.97%		54.89%
Weighted Average Authorized LTV	69.81%		61.54%
Weighted Average Original LTV	69.81%
Weighted Average Seasoning	29.73	(Months)
Weighted Average Coupon	3.12%
Weighted Average Original Term	55.59	(Months)
Weighted Average Remaining Term	25.86	(Months)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - October 2014	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	32,272	99.76	$6,324,644,112	99.73
30 - 59 days past due	47	0.15	$12,079,548	0.19
60 - 89 days past due	16	0.05	$2,999,324	0.05
90 or more days past due	14	0.04	$2,318,496	0.04

Grand Total	32,349	100.00	$6,342,041,481	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	3,760	11.62	$837,886,034	13.21
British Columbia	3,707	11.46	$898,637,671	14.17
Manitoba	574	1.77	$87,224,216	1.38
New Brunswick	638	1.97	$73,393,286	1.16
Newfoundland	821	2.54	$124,401,276	1.96
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,126	3.48	$175,087,615	2.76
Ontario	13,780	42.60	$2,813,273,944	44.36
Prince Edward Island	210	0.65	$27,534,807	0.43
Quebec	7,092	21.92	$1,193,919,252	18.83
Saskatchewan	641	1.98	$110,683,380	1.75
Yukon Territories	-	-	$-	-

Grand Total	32,349	100.00	$6,342,041,481	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage
Less than 600 or Unavailable	734	2.27	$129,494,319	2.04
600 - 650	1,160	3.59	$248,401,553	3.92
651 - 700	3,454	10.68	$759,168,529	11.97
701 - 750	7,191	22.23	$1,561,397,494	24.62
751 - 800	12,929	39.97	$2,537,293,721	40.01
801 and Above	6,881	21.27	$1,106,285,866	17.44

Grand Total	32,349	100.00	$6,342,041,481	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	29,272	90.49	$5,637,043,621	88.88
Variable	3,077	9.51	$704,997,861	11.12

Grand Total	32,349	100.00	$6,342,041,481	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	32,349	100.00	$6,342,041,481	100.00

Grand Total	32,349	100.00	$6,342,041,481	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	27,067	83.67	$5,175,378,992	81.60
Non-Owner Occupied	5,282	16.33	$1,166,662,489	18.40

Grand Total	32,349	100.00	$6,342,041,481	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	30,624	94.67	$6,121,485,834	96.52
4.00 - 4.49	1,332	4.12	$168,915,497	2.66
4.50 - 4.99	281	0.87	$36,683,652	0.58
5.00 - 5.49	88	0.27	$12,568,437	0.20
5.50 - 5.99	19	0.06	$1,660,289	0.03
6.00 - 6.49	4	0.01	$688,798	0.01
6.50 - 6.99	1	0.00	$38,974	0.00
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	32,349	100.00	$6,342,041,481	100.00

BMO Covered Bond Program	Monthly Investor Report - October 2014	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

Cover Pool - Indexed LTV Distribution (1)

Indexed LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	3,722	11.51	$243,598,737	3.84
20.01 - 25.00	1,671	5.17	$176,770,041	2.79
25.01 - 30.00	1,819	5.62	$234,676,215	3.70
30.01 - 35.00	1,933	5.98	$286,853,769	4.52
35.01 - 40.00	1,805	5.58	$297,080,181	4.68
40.01 - 45.00	1,864	5.76	$340,054,216	5.36
45.01 - 50.00	1,984	6.13	$408,710,742	6.44
50.01 - 55.00	2,168	6.70	$504,682,124	7.96
55.01 - 60.00	2,571	7.95	$648,051,734	10.22
60.01 - 65.00	3,663	11.32	$946,606,582	14.93
65.01 - 70.00	6,049	18.70	$1,481,848,521	23.37
70.01 - 75.00	2,764	8.54	$684,793,561	10.80
75.01 - 80.00	336	1.04	$88,315,060	1.39
80.01 and Above	-	-	$-	-

Grand Total	32,349	100.00	6,342,041,481	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	6,339	19.60	$1,137,356,414	17.93
12 - 17	4,484	13.86	$742,166,594	11.70
18 - 24	2,606	8.06	$552,302,617	8.71
25 - 30	3,265	10.09	$603,232,516	9.51
31 - 36	9,681	29.93	$2,057,171,299	32.44
37 - 42	5,857	18.11	$1,229,461,997	19.39
43 - 48	117	0.36	$20,350,045	0.32
49 - 54	-	-	$-	-
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	32,349	100.00	$6,342,041,481	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	8,012	24.77	$510,284,035	8.05
100,000 - 199,999	12,059	37.28	$1,795,746,985	28.31
200,000 - 299,999	7,266	22.46	$1,772,291,694	27.95
300,000 - 399,999	2,827	8.74	$964,752,522	15.21
400,000 - 499,999	1,089	3.37	$482,563,807	7.61
500,000 - 599,999	490	1.51	$265,754,050	4.19
600,000 - 699,999	220	0.68	$141,089,931	2.22
700,000 - 799,999	124	0.38	$92,521,542	1.46
800,000 - 899,999	63	0.19	$53,560,348	0.84
900,000 - 999,999	44	0.14	$41,207,499	0.65
1,000,000 - 1,499,999	104	0.32	$123,724,647	1.95
1,500,000 - 2,000,000	34	0.11	$58,293,463	0.92
2,000,000 - 3,000,000	17	0.05	$40,250,956	0.63
3,000,000 and Above	-	-	$-	-

	32,349	100.00	$6,342,041,481	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	5,264	16.27	$920,760,235	14.52
Multi-Residential	1,755	5.43	$411,250,028	6.48
Single Family	23,414	72.38	$4,645,261,298	73.25
Townhouse	1,916	5.92	$364,769,920	5.75

Grand Total	32,349	100.00	6,342,041,481	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Indexed LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$27,110,825	$-	$-	$-	$27,110,825
	20.01 - 25	$19,982,136	$-	$-	$-	$19,982,136
	25.01 - 30	$25,116,705	$86,074	$-	$-	$25,202,779
	30.01 - 35	$33,828,795	$-	$-	$-	$33,828,795
	35.01 - 40	$36,477,946	$-	$-	$-	$36,477,946
	40.01 - 45	$41,197,458	$-	$-	$-	$41,197,458
	45.01 - 50	$60,760,960	$-	$-	$-	$60,760,960
	50.01 - 55	$69,635,481	$-	$-	$-	$69,635,481
	55.01 - 60	$106,859,582	$-	$-	$-	$106,859,582
	60.01 - 65	$175,390,591	$141,451	$-	$-	$175,532,042
	65.01 - 70	$197,042,799	$-	$-	$-	$197,042,799
	70.01 - 75	$44,255,232	$-	$-	$-	$44,255,232
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		837,658,509	227,525	-	-	837,886,034

BMO Covered Bond Program	Monthly Investor Report - October 2014	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$47,811,905	$-	$-	$77,829	$47,889,733
	20.01 - 25	$33,607,672	$-	$-	$-	$33,607,672
	25.01 - 30	$40,202,103	$-	$-	$-	$40,202,103
	30.01 - 35	$46,644,701	$394,077	$-	$-	$47,038,778
	35.01 - 40	$45,642,271	$128,136	$-	$-	$45,770,407
	40.01 - 45	$51,644,899	$-	$-	$-	$51,644,899
	45.01 - 50	$66,108,587	$-	$-	$-	$66,108,587
	50.01 - 55	$87,062,935	$652,308	$-	$-	$87,715,244
	55.01 - 60	$82,850,991	$-	$-	$-	$82,850,991
	60.01 - 65	$106,433,130	$490,121	$-	$-	$106,923,250
	65.01 - 70	$164,576,633	$418,503	$433,169	$-	$165,428,305
	70.01 - 75	$110,082,711	$835,858	$-	$-	$110,918,568
	75.01 - 80	$12,539,135	$-	$-	$-	$12,539,135
	80.01 and Above	$-	$-	$-	$-	$-

		895,207,672	2,919,002	433,169	77,829	898,637,671

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$3,075,874	$-	$-	$-	$3,075,874
	20.01 - 25	$2,660,429	$-	$-	$-	$2,660,429
	25.01 - 30	$4,305,058	$-	$-	$-	$4,305,058
	30.01 - 35	$3,102,643	$-	$-	$-	$3,102,643
	35.01 - 40	$3,416,385	$-	$-	$-	$3,416,385
	40.01 - 45	$3,712,324	$-	$-	$-	$3,712,324
	45.01 - 50	$5,731,880	$98,785	$-	$-	$5,830,666
	50.01 - 55	$7,507,377	$-	$-	$-	$7,507,377
	55.01 - 60	$6,925,270	$-	$-	$-	$6,925,270
	60.01 - 65	$10,034,915	$-	$-	$-	$10,034,915
	65.01 - 70	$15,197,575	$-	$-	$-	$15,197,575
	70.01 - 75	$21,455,700	$-	$-	$-	$21,455,700
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		87,125,431	98,785	-	-	87,224,216

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$2,771,026	$-	$-	$-	$2,771,026
	20.01 - 25	$1,923,594	$-	$-	$-	$1,923,594
	25.01 - 30	$1,922,455	$-	$-	$-	$1,922,455
	30.01 - 35	$2,625,319	$-	$-	$-	$2,625,319
	35.01 - 40	$3,330,717	$-	$-	$51,782	$3,382,500
	40.01 - 45	$3,982,401	$-	$-	$-	$3,982,401
	45.01 - 50	$4,211,182	$-	$-	$-	$4,211,182
	50.01 - 55	$4,906,775	$-	$-	$-	$4,906,775
	55.01 - 60	$5,950,805	$-	$-	$-	$5,950,805
	60.01 - 65	$11,058,523	$-	$-	$-	$11,058,523
	65.01 - 70	$26,242,409	$-	$-	$-	$26,242,409
	70.01 - 75	$4,416,298	$-	$-	$-	$4,416,298
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		73,341,504	-	-	51,782	73,393,286

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$1,902,662	$-	$-	$-	$1,902,662
	20.01 - 25	$1,631,829	$-	$-	$-	$1,631,829
	25.01 - 30	$2,820,886	$-	$-	$-	$2,820,886
	30.01 - 35	$3,150,328	$-	$-	$-	$3,150,328
	35.01 - 40	$3,728,386	$95,632	$-	$-	$3,824,017
	40.01 - 45	$3,960,233	$-	$-	$-	$3,960,233
	45.01 - 50	$5,422,332	$-	$-	$-	$5,422,332
	50.01 - 55	$9,488,085	$-	$-	$-	$9,488,085
	55.01 - 60	$9,087,762	$97,499	$-	$-	$9,185,261
	60.01 - 65	$14,560,726	$200,653	$-	$-	$14,761,379
	65.01 - 70	$55,002,536	$-	$-	$-	$55,002,536
	70.01 - 75	$13,251,727	$-	$-	$-	$13,251,727
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		124,007,493	393,783	-	-	124,401,276

BMO Covered Bond Program	Monthly Investor Report - October 2014	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$3,768,953	$-	$-	$-	$3,768,953
	20.01 - 25	$3,365,226	$-	$-	$-	$3,365,226
	25.01 - 30	$5,144,711	$-	$-	$-	$5,144,711
	30.01 - 35	$5,331,436	$-	$-	$-	$5,331,436
	35.01 - 40	$6,886,784	$-	$-	$-	$6,886,784
	40.01 - 45	$7,770,535	$-	$-	$-	$7,770,535
	45.01 - 50	$7,228,843	$-	$-	$-	$7,228,843
	50.01 - 55	$11,913,833	$-	$-	$-	$11,913,833
	55.01 - 60	$11,411,078	$-	$-	$-	$11,411,078
	60.01 - 65	$19,515,593	$-	$-	$-	$19,515,593
	65.01 - 70	$43,736,498	$688,728	$-	$-	$44,425,226
	70.01 - 75	$35,979,255	$-	$-	$-	$35,979,255
	75.01 - 80	$12,346,141	$-	$-	$-	$12,346,141
	80.01 and Above	$-	$-	$-	$-	$-

		174,398,887	688,728	-	-	175,087,615

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$119,368,377	$185,615	$27,070	$1	$119,581,063
	20.01 - 25	$86,625,240	$-	$71,296	$-	$86,696,535
	25.01 - 30	$119,159,030	$-	$-	$-	$119,159,030
	30.01 - 35	$145,437,377	$-	$-	$-	$145,437,377
	35.01 - 40	$146,784,069	$143,641	$-	$-	$146,927,710
	40.01 - 45	$161,379,077	$-	$66,000	$-	$161,445,078
	45.01 - 50	$189,643,529	$-	$-	$-	$189,643,529
	50.01 - 55	$235,347,878	$-	$-	$-	$235,347,878
	55.01 - 60	$312,571,631	$1,527,484	$922,339	$41,717	$315,063,170
	60.01 - 65	$458,642,125	$799,580	$-	$-	$459,441,704
	65.01 - 70	$709,030,918	$1,171,163	$-	$206,914	$710,408,995
	70.01 - 75	$114,574,865	$-	$170,926	$335,921	$115,081,713
	75.01 - 80	$9,040,161	$-	$-	$-	$9,040,161
	80.01 and Above	$-	$-	$-	$-	$-

		2,807,604,276	3,827,482	1,257,632	584,553	2,813,273,944

BMO Covered Bond Program	Monthly Investor Report - October 2014	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$617,039	$-	$-	$-	$617,039
	20.01 - 25	$823,528	$-	$-	$-	$823,528
	25.01 - 30	$290,777	$-	$-	$-	$290,777
	30.01 - 35	$602,846	$-	$-	$-	$602,846
	35.01 - 40	$934,326	$-	$-	$-	$934,326
	40.01 - 45	$1,661,351	$-	$-	$-	$1,661,351
	45.01 - 50	$968,451	$-	$-	$-	$968,451
	50.01 - 55	$1,100,860	$-	$-	$-	$1,100,860
	55.01 - 60	$3,668,485	$-	$-	$-	$3,668,485
	60.01 - 65	$4,383,817	$-	$-	$-	$4,383,817
	65.01 - 70	$10,470,017	$-	$-	$-	$10,470,017
	70.01 - 75	$2,013,310	$-	$-	$-	$2,013,310
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		27,534,807	-	-	-	27,534,807

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$34,262,135	$-	$-	$-	$34,262,135
	20.01 - 25	$24,209,504	$92,911	$-	$63,147	$24,365,561
	25.01 - 30	$32,867,746	$-	$-	$-	$32,867,746
	30.01 - 35	$41,589,562	$256,745	$-	$-	$41,846,307
	35.01 - 40	$44,650,861	$154,601	$88,302	$-	$44,893,764
	40.01 - 45	$58,240,212	$271,836	$126,243	$-	$58,638,291
	45.01 - 50	$59,664,114	$252,839	$135,937	$-	$60,052,891
	50.01 - 55	$66,537,592	$57,710	$-	$251,017	$66,846,319
	55.01 - 60	$95,932,854	$-	$178,126	$150,224	$96,261,204
	60.01 - 65	$127,221,137	$1,711,914	$-	$375,366	$129,308,417
	65.01 - 70	$221,186,268	$207,375	$208,861	$-	$221,602,503
	70.01 - 75	$327,496,302	$815,513	$272,674	$-	$328,584,489
	75.01 - 80	$53,776,754	$-	$68,303	$544,566	$54,389,623
	80.01 and Above	$-	$-	$-	$-	$-

		1,187,635,042	3,821,445	1,078,445	1,384,320	1,193,919,252

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$2,619,426	$-	$-	$-	$2,619,426
	20.01 - 25	$1,713,531	$-	$-	$-	$1,713,531
	25.01 - 30	$2,760,669	$-	$-	$-	$2,760,669
	30.01 - 35	$3,889,940	$-	$-	$-	$3,889,940
	35.01 - 40	$4,566,343	$-	$-	$-	$4,566,343
	40.01 - 45	$6,041,646	$-	$-	$-	$6,041,646
	45.01 - 50	$8,483,303	$-	$-	$-	$8,483,303
	50.01 - 55	$10,117,473	$102,797	$-	$-	$10,220,271
	55.01 - 60	$9,875,888	$-	$-	$-	$9,875,888
	60.01 - 65	$15,646,941	$-	$-	$-	$15,646,941
	65.01 - 70	$36,028,155	$-	$-	$-	$36,028,155
	70.01 - 75	$8,387,176	$-	$230,079	$220,012	$8,837,268
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		110,130,492	102,797	230,079	220,012	110,683,380

		Aging Summary
Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - October 2014	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Indexed LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$5,622,803	$4,400,849	$13,171,601	$31,053,223	$98,963,625	$90,386,635	$243,598,737
20.01 - 25	$2,953,250	$3,760,509	$12,111,499	$28,421,419	$76,430,639	$53,092,726	$176,770,041
25.01 - 30	$4,741,689	$6,331,666	$20,743,344	$39,998,323	$92,888,763	$69,972,430	$234,676,215
30.01 - 35	$6,335,320	$9,919,384	$27,354,412	$50,903,187	$114,048,623	$78,292,842	$286,853,769
35.01 - 40	$8,659,207	$10,532,140	$30,590,872	$59,000,532	$114,075,120	$74,222,310	$297,080,181
40.01 - 45	$9,005,430	$13,265,089	$32,843,689	$65,980,605	$137,670,714	$81,288,688	$340,054,216
45.01 - 50	$8,414,120	$19,046,991	$42,994,789	$100,076,991	$164,653,601	$73,524,250	$408,710,742
50.01 - 55	$18,290,160	$24,015,626	$52,514,926	$120,138,752	$203,750,547	$85,972,114	$504,682,124
55.01 - 60	$20,793,688	$33,954,422	$82,815,037	$164,005,878	$249,324,185	$97,158,523	$648,051,734
60.01 - 65	$19,288,962	$37,672,288	$120,811,055	$241,147,373	$392,807,546	$134,879,358	$946,606,582
65.01 - 70	$17,896,299	$54,514,102	$202,782,085	$424,383,312	$598,453,500	$183,819,223	$1,481,848,521
70.01 - 75	$7,108,138	$25,140,289	$108,260,143	$204,186,434	$264,878,628	$75,219,929	$684,793,561
75.01 - 80	$385,252	$5,848,199	$12,175,077	$32,101,464	$29,348,230	$8,456,839	$88,315,060
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$129,494,319	$248,401,553	$759,168,529	$1,561,397,494	$2,537,293,721	$1,106,285,866	$6,342,041,481

(1) Market Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - October 2014	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Oct-14
Date of Report:	17-Nov-14

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - October 2014	10 of 10